SHARE BASED PAYMENTS (Schedule of Stock Option Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Number of options
Outstanding at beginning of the year	14,655,530
Granted	2,516,620
Exercised	(808,278)
Forfeited	(1,510,108)
Outstanding at end of the year	14,853,764
Options vested and expected to vest as of December 31, 2014	14,647,462
Options exercisable as of December 31, 2014	12,744,914
Weighted average exercise price per option
Outstanding at beginning of the year	$ 1.14
Granted	$ 1.03
Exercised	$ 0.78
Forfeited	$ 1.12
Outstanding at end of the year	$ 1.15
Options vested and expected to vest as of December 31, 2014	$ 1.15
Options exercisable as of December 31, 2014	$ 1.17
Weighted average grant-date fair value
Outstanding at the beginning of the year	$ 1.27
Granted	$ 0.49
Exercised	$ 0.48
Forfeited	$ 0.95
Outstanding at end of the year	$ 1.18
Options vested and expected to vest as of December 31, 2014	$ 1.19
Options exercisable as of December 31, 2014	$ 1.29
Weighted average remaining contractual terms
Outstanding at December 31, 2014	2 years 8 months 8 days
Options vested and expected to vest as of December 31, 2014	2 years 8 months 1 day
Options exercisable as of December 31, 2014	2 years 4 months 28 days
Aggregate intrinsic value
Outstanding at December 31, 2014	$ 2,337
Options vested and expected to vest as of December 31, 2014	2,285
Options exercisable as of December 31, 2014	$ 1,802